Debt (Tables)	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The detail of long-term debt at September 30 for the year indicated is as follows:

	2011	2010
Private Placement, fixed interest rates ranging from 4.1% to 6.6%, due 2012 to 2017	$1,265.0	$1,835.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	$0.0
Term Loan, variable interest at LIBOR + 75 basis points, or 1.0%, due December 2012	447.5	453.5
Total long-term debt, including current maturities	2,312.5	2,288.5
Less current portion	106.0	266.0
Total long-term debt	$2,206.5	$2,022.5